SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 11:- SHAREHOLDERS' EQUITY

a.Share capital:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

b.Stock option plans:

Description of plans:

In October 2008, the compensation stock option committee of the Company's Board of Directors approved the adoption of the 2008 Stock Incentive Plan (the "2008 Plan") with 1,000,000 shares or stock options available for grant and a sub-plan to enable qualified optionees certain tax benefits under the Israeli Income Tax Ordinance. Among the incentives that may be adopted are stock options, performance share awards, performance share unit awards, restricted shares, RSUs awards and other stock-based awards. During the years commencing in 2010 and through December 31, 2021, the Company's Board of Directors approved, in the aggregate, an increase of 7,673,862 shares to the number of shares available for grant under the 2008 Plan, bringing the total number of shares available for grant to 8,673,862. As of December 31, 2021, an aggregate of 145,000 shares are still available for future grants under the 2008 Plan. After the end of the reporting period, on February 14, 2022 the Company's Board of Directors approved an increase of 472,500 shares to the number of shares available for grant under the Company's 2008 Share Incentive Plan.

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GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 11:- SHAREHOLDERS' EQUITY (Cont.)

Options granted under the 2008 Plan vest quarterly over three to four years or 50% at the second anniversary and 25% at the third and fourth anniversary. Generally, the options expire after six years from the date of grant. Any options, which are forfeited or canceled before expiration of the 2008 Plan, become available for future grants.

All options granted by the Company on or before March 23, 2017 that are unvested and remain outstanding shall become fully vested upon change of control. In addition, options granted to several management members after such date that are unvested and remain outstanding shall also become fully vested upon change of control.

In February 2019, the 2008 Plan was amended to include a dividend adjustment, whereby unless otherwise is resolved by the Board of Directors, the exercise price of each outstanding share option (whether vested or not) (as such term is defined in the 2008 Plan), shall be reduced by an amount equal to the cash dividend per share distributed on the applicable distribution date. The amendment applied to the dividend distributed by the Company’s Board of Directors in April 2019, and the following dividends declared since, as described below. In addition, the amendment stipulates that the administrating committee may apply a “net exercise” payment method, whereby a certain number of ordinary shares to which a participant is entitled, may be withheld according to the formula set forth in the amendment.

Valuation assumptions:

The Company selected the Black-Scholes-Merton option-pricing model as the most appropriate fair value method for its stock options awards. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements. The expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. In April 2019 the Company distributed a cash dividend for the first time in the amount of $24,864 or $0.45 per share. In December 2020 the Company distributed a cash dividend in the amount of $19,999 or $0.36 per share and in January 2021 the Company distributed a cash dividend in the amount of $35,003 or $0.63 per share. For all of the above a protective adjustment was applied to the outstanding equity awards. However, the Company has not adopted a general policy regarding the distribution of dividends and makes no statements as to the distribution of dividends in the foreseeable future.

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GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 11:- SHAREHOLDERS' EQUITY (Cont.)

Options granted to employees:

The fair value of the Company's stock options granted for the years ended December 31, 2021, 2020 and 2019 was estimated using the following weighted average assumptions:

	Year ended December 31,
	2021	2020	2019

Risk free interest	0.26%-1.14%	-	1.35%-2.51%
Dividend yields	0%	-	0%
Volatility	41.09%-50.62%	-	33.35%-34.32%
Expected term (in years)	4.00-4.04	-	4.22-4.26

A summary of employee option balances under the 2008 Plan as of December 31, 2021 and changes during the year then ended are as follows:

	Number of options	Weighted-average exercise price *)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands) *)

Outstanding at January 1, 2021	2,776,778	$6.1	3.0	$4,142

Granted	2,422,500	$8.1
Exercised	(1,391,384)	$4.6
Forfeited and cancelled	(708,750)	$8.0

Outstanding as of December 31, 2021	3,099,144	$7.8	4.5	$1,737

Exercisable as of December 31, 2021	434,769	$6.4	2.3	$504

*) In January 2021 the Company distributed a cash dividend in the amount of $35,003 or $0.63 per share. All exercise prices were updated on a retrospective basis (See Note 11.c)

The weighted-average grant-date fair value of options granted during the years ended December 31, 2021 and 2019 were $2.72 and $2.6, respectively. During the year ended December 31, 2020 no new options were granted. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on that date. These amounts change based on the fair market value of the Company's stock. Total intrinsic value of options exercised for the year ended December 31, 2021 was $14,318.

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GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 11:- SHAREHOLDERS' EQUITY (Cont.)

The outstanding and exercisable options granted under the 2008 Plan as of December 31, 2021, have been separated into ranges of exercise price as follows:

Ranges of exercise price	Options outstanding as of December 31, 2021	Weighted average remaining contractual life (in years)	Weighted average exercise price	Options exercisable as of December 31, 2021	Weighted average exercise price of exercisable options

$3.51-5.07	137,893	0.7	$3.8	137,893	3.8
$6.22-8.52	2,161,251	4.5	$6.7	296,876	7.6
$9.92-11.92	800,000	5.3	$11.5	-	-

	3,099,144	4.5	$7.8	434,769	6.4

Additional stock-based compensation data:

As of December 31, 2021, there was $5,644 of unrecognized compensation costs related to non-vested stock-based compensation arrangements granted under the 2008 Plan. The cost is expected to be recognized over a weighted-average period of 3.24 years.

During the year ended December 31, 2021, 2020 and 2019 the stock-based compensation for options were recognized in the consolidated statement of income (loss) in the following line items:

	Year ended December 31,
	2021	2020	2019

Cost of revenues of products	$137	$82	$138
Cost of revenues of services	140	84	120
Research and development, net	304	279	280
Selling and marketing	422	287	448
General and administrative	301	550	1,149
	$1,304	$1,282	$2,135

c.Dividends:

1.In the event that cash dividends are declared by the Company, such dividends will be declared and paid in Israeli currency. Under current Israeli regulations, any cash dividend paid in Israeli currency in respect of ordinary shares purchased by non-residents of Israel with non-Israeli currency, may be freely repatriated in such non-Israeli currency, at the exchange rate prevailing at the time of repatriation.

2.In April 2019, the Company distributed a cash dividend for the first time, in the amount of $24,864 or $0.45 per share.

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GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 11:- SHAREHOLDERS' EQUITY (Cont.)

In December 2020 the Company distributed a cash dividend, in the amount of $19,999 or $0.36 per share and in January 2021, the Company distributed a cash dividend in the amount of $35,003 or $0.63. However, the Company has not adopted a general policy regarding the distribution of dividends and makes no statements as to the distribution of dividends in the foreseeable future.

3.Pursuant to the terms of a bank agreement, the Company is restricted from paying cash dividends to its shareholders without initial approval from the bank; which was received for all of the above mentioned dividends.